Consolidated Statement of Changes in Equity (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Shares transferred for exercise option	4,351,775
Foreign currency translation reserve associated with assets held for sale	₨ 2,907
Foreign currency translation reserve [member]
Foreign currency translation reserve associated with assets held for sale	₨ 2,907
Treasury shares [member]
Treasury shares held	23,097,216	13,728,607	14,829,824